Income Taxes Income before taxes, by location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (25,249)	$ (39,518)	$ 28,756
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ 0	$ 0	0
Federal income tax rate	21.00%	35.00%
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	$ (25,249)	$ (39,518)	$ 28,756